Receivables (Detail) - USD ($) $ in Thousands	Apr. 30, 2016	May 02, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts	$ 21,000	$ 17,457
Credit/debit card receivables	28,232	27,174
eBook settlement receivable (see Note 4)	53,809
Other receivables	21,876	15,634
Total receivables, net	$ 124,917	$ 60,265